UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23239

AMERICAN BEACON INSTITUTIONAL FUNDS TRUST

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GREGORY STUMM, PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

American Beacon®
INSTITUTIONAL FUNDS TRUST

# 2024 SEMI-ANNUAL REPORT

**April 30, 2024**

DIVERSIFIED FUND

Div 0424

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Institutional Funds Trust	April 30, 2024

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Will Rogers, the noted American humorist, actor, writer and cowboy, once said, “Even though you are on the right track – you will get run over if you just sit there.”

Just as roadmaps and timetables are important tools for choosing the best route when you travel, having a carefully considered investment plan may increase your likelihood of staying on track as you seek to preserve and grow your personal savings – and help ensure your risk exposure remains diversified across the global marketplace. With trusted financial professionals helping you make prudent adjustments to your investment portfolio, you may be better positioned to withstand the many obstacles you’re likely to encounter along life’s journey – especially during trying periods like today’s geopolitical turmoil and economic uncertainty.

At American Beacon, we endeavor to provide a broad range of disciplined investment strategies so that you may potentially reach your desired destination over the fullness of time. We are diligent in our oversight of the investment managers who serve as sub-advisors to our investment products. Since our firm’s inception as a pension fiduciary in 1986 and the launch of our first sub-advised, multi-manager mutual funds in 1987, we have continued expanding our innovative product offerings. And we are committed to applying a solutions-based, risk-managed approach in our pursuit of institutional wisdom while striving to generate earned alpha and enduring value.

Thank you for entrusting your financial future with American Beacon. For more information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gregory Stumm, CFA®, CAIA®

President

American Beacon Institutional Funds Trust

American Beacon Diversified FundSM

Performance Overview

April 30, 2024 (Unaudited)

Security selections within the Financials and Health Care sectors contributed to the Fund’s performance, while security selections in the Consumer Discretionary sector detracted value.

Total Returns for the Period ended April 30, 2024

	Ticker	6 Mo*	1 Year	3 Years	5 Years	Since Inception (03/24/2017)
AAL Class (2)	ZABDFX	15.15%	9.37%	1.90%	6.64%	6.71%

S&P 500® Index (1)		20.98%	22.66%	8.06%	13.19%	13.32%

*	Not Annualized.

1.

The S&P 500 Index is an unmanaged index of common stocks publicly traded in the U.S. One cannot directly invest in an index. The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by the Fund. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index. One cannot directly invest in an index.

2.

Performance shown is historical and is not indicative of future returns. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

From a sector allocation perspective, an overweight allocation to the Information Technology sector and an underweight allocation to the Consumer Staples sector contributed to the Fund’s performance. Conversely, an underweight allocation to the Financials sector detracted from performance during the period.

Although economic and market conditions vary from period to period, the Fund’s primary strategy of investing in undervalued companies with above-average earnings growth expectations remains consistent.

Top Ten Holdings (% Net Assets)
U.S. Treasury Bonds, 3.000%, Due 8/15/2052		5.3
U.S. Treasury Notes, 3.500%, Due 2/15/2033		1.9
U.S. Treasury Notes, 4.000%, Due 2/29/2028		1.4
U.S. Treasury Bonds, 2.875%, Due 5/15/2052		1.2
U.S. Treasury Notes, 4.125%, Due 11/15/2032		1.1
Elevance Health, Inc.		0.9
Novo Nordisk AS, Class B		0.8
QUALCOMM, Inc.		0.8
U.S. Bancorp		0.8
ICON PLC		0.7

Total Fund Holdings	513

Sector Allocation (% Equities)
Financials		18.3
Industrials		15.2
Information Technology		14.2
Health Care		13.1
Consumer Discretionary		11.5
Energy		7.8
Materials		6.1
Consumer Staples		5.2
Communication Services		4.4
Utilities		2.9
Real Estate		1.3

American Beacon Diversified FundSM

Performance Overview

April 30, 2024 (Unaudited)

Sector Allocation (% Fixed Income)
U.S. Agency Mortgage-Backed Obligations	44.3
U.S. Treasury Obligations	36.3
Financial	5.3
Utilities	5.1
Asset-Backed Obligations	2.6
Consumer, Non-Cyclical	1.4
Energy	1.2
Foreign Sovereign Obligations	1.2
Communications	0.9
Commercial Mortgage-Backed Obligations	0.8
Consumer, Cyclical	0.7
Basic Materials	0.1
Technology	0.1

Country Allocation (% Investments)
United States	74.8
United Kingdom	3.7
France	3.6
Canada	2.5
Japan	1.8
Germany	1.7
Netherlands	1.4
China/Hong Kong	1.3
Italy	1.1
Denmark	1.0
Sweden	1.0
Brazil	0.8
Switzerland	0.8
Taiwan	0.8
India	0.6
Mexico	0.6
Republic of Korea	0.6
Australia	0.3
Belgium	0.3
Indonesia	0.3
Israel	0.3
Finland	0.2
Ireland	0.2
Greece	0.1
Singapore	0.1
Spain	0.1

American Beacon Diversified FundSM

Expense Examples

April 30, 2024 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2023 through April 30, 2024.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon Diversified FundSM

Expense Examples

April 30, 2024 (Unaudited)

American Beacon Diversified Fund

	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Expenses Paid During Period 11/1/2023-4/30/2024*
AAL
Actual	$1,000.00	$1,151.50	$2.25
Hypothetical**	$1,000.00	$1,022.78	$2.11

*

Expenses are equal to the Fund’s annualized net expense ratios for the six-month period of 0.42% for the AAL Class, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

**	5% return before expenses.

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 42.29%

Communication Services - 1.82%

Entertainment - 0.51%
Electronic Arts, Inc.	7,395	$937,834
Spotify Technology SAA	4,520	1,267,589
Warner Bros Discovery, Inc.A	61,100	449,696

		2,655,119

Interactive Media & Services - 0.58%
Alphabet, Inc., Class AA	18,822	3,063,845

Media - 0.73%
Comcast Corp., Class A	81,971	3,123,915
Omnicom Group, Inc.	4,600	427,064
Paramount Global, Class B	22,100	251,719

		3,802,698

Total Communication Services		9,521,662

Consumer Discretionary - 2.95%

Automobile Components - 0.50%
Adient PLCA	6,800	203,116
Aptiv PLCA	29,444	2,090,524
BorgWarner, Inc.	10,300	337,531

		2,631,171

Automobiles - 0.45%
General Motors Co.	52,700	2,346,731

Hotels, Restaurants & Leisure - 0.98%
Aramark	47,856	1,507,943
Booking Holdings, Inc.	110	379,723
Las Vegas Sands Corp.	42,042	1,864,983
Wynn Resorts Ltd.	14,857	1,361,644

		5,114,293

Household Durables - 0.47%
Lennar Corp., Class A	15,800	2,395,596
Lennar Corp., Class B	666	93,500

		2,489,096

Specialty Retail - 0.55%
Lithia Motors, Inc.	5,584	1,420,458
Lowe’s Cos., Inc.	6,500	1,481,935

		2,902,393

Total Consumer Discretionary		15,483,684

Consumer Staples - 1.63%

Beverages - 0.84%
Coca-Cola Co.	25,250	1,559,692
Constellation Brands, Inc., Class A	5,270	1,335,734
Keurig Dr Pepper, Inc.	44,731	1,507,435

		4,402,861

Food Products - 0.12%
Conagra Brands, Inc.	20,300	624,834

Household Products - 0.31%
Procter & Gamble Co.	9,900	1,615,680

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 42.29% (continued)

Consumer Staples - 1.63% (continued)

Tobacco - 0.36%
Philip Morris International, Inc.	20,082	$1,906,585

Total Consumer Staples		8,549,960

Energy - 3.13%

Energy Equipment & Services - 0.79%
Baker Hughes Co.	16,900	551,278
Halliburton Co.	54,654	2,047,885
NOV, Inc.	69,000	1,275,810
Schlumberger NV	5,900	280,132

		4,155,105

Oil, Gas & Consumable Fuels - 2.34%
APA Corp.	71,700	2,254,248
Coterra Energy, Inc.	57,950	1,585,512
Hess Corp.	11,417	1,798,063
Marathon Oil Corp.	58,100	1,559,985
Murphy Oil Corp.	8,300	370,512
Ovintiv, Inc.	15,800	810,856
Phillips 66	12,175	1,743,582
Pioneer Natural Resources Co.	7,909	2,130,052

		12,252,810

Total Energy		16,407,915

Financials - 8.85%

Banks - 3.41%
Bank of America Corp.	15,900	588,459
Citigroup, Inc.	46,200	2,833,446
Citizens Financial Group, Inc.	46,700	1,592,937
Commerce Bancshares, Inc.	14,800	809,264
Cullen/Frost Bankers, Inc.	9,900	1,032,966
First Citizens BancShares, Inc., Class A	242	408,196
M&T Bank Corp.	5,338	770,753
PNC Financial Services Group, Inc.	8,350	1,279,721
Truist Financial Corp.	14,600	548,230
U.S. Bancorp	101,057	4,105,946
Wells Fargo & Co.	65,762	3,901,002

		17,870,920

Capital Markets - 1.45%
Ameriprise Financial, Inc.	5,400	2,223,666
Bank of New York Mellon Corp.	21,900	1,237,131
Blackstone, Inc.	13,300	1,550,913
Goldman Sachs Group, Inc.	3,600	1,536,156
State Street Corp.	14,800	1,072,852

		7,620,718

Consumer Finance - 0.78%
American Express Co.	5,523	1,292,548
Capital One Financial Corp.	16,200	2,323,566
Discover Financial Services	3,900	494,247

		4,110,361

Financial Services - 0.85%
Corebridge Financial, Inc.	27,300	725,088

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 42.29% (continued)

Financials - 8.85% (continued)

Financial Services - 0.85% (continued)
Fidelity National Information Services, Inc.	54,727	$3,717,058

		4,442,146

Insurance - 2.36%
Allstate Corp.	8,928	1,518,296
American International Group, Inc.	40,092	3,019,329
Aon PLC, Class A	10,210	2,879,322
Arch Capital Group Ltd.A	19,650	1,838,061
Chubb Ltd.	1,746	434,125
Hartford Financial Services Group, Inc.	17,300	1,676,197
Willis Towers Watson PLC	3,971	997,277

		12,362,607

Total Financials		46,406,752

Health Care - 6.42%

Biotechnology - 0.33%
Amgen, Inc.	6,310	1,728,561

Health Care Equipment & Supplies - 1.28%
GE HealthCare Technologies, Inc.	16,083	1,226,168
Medtronic PLC	46,049	3,694,972
STERIS PLC	6,572	1,344,368
Zimmer Biomet Holdings, Inc.	3,550	426,994

		6,692,502

Health Care Providers & Services - 2.12%
Centene Corp.A	12,800	935,168
Cigna Group	2,250	803,340
CVS Health Corp.	20,900	1,415,139
Elevance Health, Inc.	8,647	4,570,631
HCA Healthcare, Inc.	2,800	867,496
Humana, Inc.	1,900	573,971
Laboratory Corp. of America Holdings	1,800	362,466
UnitedHealth Group, Inc.	3,272	1,582,667

		11,110,878

Life Sciences Tools & Services - 1.35%
Avantor, Inc.A	59,192	1,434,222
Danaher Corp.	7,000	1,726,340
ICON PLCA	13,147	3,916,228

		7,076,790

Pharmaceuticals - 1.34%
GSK PLC, ADRB	9,300	385,392
Merck & Co., Inc.	29,934	3,868,072
Roche Holding AGC	5,959	1,425,627
Sanofi SA, ADR	27,495	1,353,579

		7,032,670

Total Health Care		33,641,401

Industrials - 5.90%

Aerospace & Defense - 0.73%
Boeing Co.A	4,940	829,130
General Dynamics Corp.	6,700	1,923,503

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 42.29% (continued)

Industrials - 5.90% (continued)

Aerospace & Defense - 0.73% (continued)
RTX Corp.	10,500	$1,065,960

		3,818,593

Air Freight & Logistics - 0.26%
FedEx Corp.	5,210	1,363,874

Building Products - 0.15%
Johnson Controls International PLC	12,213	794,700

Commercial Services & Supplies - 0.32%
Veralto Corp.	2,566	240,383
Waste Connections, Inc.	8,860	1,436,117

		1,676,500

Construction & Engineering - 0.18%
AECOM	7,126	658,157
Fluor Corp.A	7,200	290,376

		948,533

Electrical Equipment - 0.75%
Schneider Electric SEC	5,870	1,336,857
Vertiv Holdings Co.	27,804	2,585,772

		3,922,629

Ground Transportation - 0.22%
JB Hunt Transport Services, Inc.	6,969	1,132,950

Industrial Conglomerates - 0.43%
General Electric Co.	4,990	807,482
Honeywell International, Inc.	7,650	1,474,384

		2,281,866

Machinery - 1.82%
CNH Industrial NV	64,000	729,600
Cummins, Inc.	3,900	1,101,711
Oshkosh Corp.	10,300	1,156,381
PACCAR, Inc.	5,750	610,133
Parker-Hannifin Corp.	5,400	2,942,514
Stanley Black & Decker, Inc.	8,720	797,008
Timken Co.	4,500	401,490
Xylem, Inc.	13,800	1,803,660

		9,542,497

Professional Services - 0.66%
Experian PLCC	50,436	2,034,684
Jacobs Solutions, Inc.	10,042	1,441,328

		3,476,012

Trading Companies & Distributors - 0.38%
Ferguson PLCC	9,387	1,980,085

Total Industrials		30,938,239

Information Technology - 5.97%

Communications Equipment - 0.38%
F5, Inc.A	11,900	1,967,189

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 42.29% (continued)

Information Technology - 5.97% (continued)

Electronic Equipment, Instruments & Components - 0.51%
Corning, Inc.	20,800	$694,304
TE Connectivity Ltd.	5,100	721,548
Teledyne Technologies, Inc.A	3,360	1,281,773

		2,697,625

IT Services - 0.37%
Accenture PLC, Class A	363	109,230
Cognizant Technology Solutions Corp., Class A	16,455	1,080,765
EPAM Systems, Inc.A	3,230	759,890

		1,949,885

Semiconductors & Semiconductor Equipment - 2.05%
Broadcom, Inc.	2,243	2,916,505
Microchip Technology, Inc.	22,900	2,106,342
Micron Technology, Inc.	4,700	530,912
QUALCOMM, Inc.	26,007	4,313,261
Skyworks Solutions, Inc.	8,169	870,734

		10,737,754

Software - 2.66%
Adobe, Inc.A	4,300	1,990,169
ANSYS, Inc.A	5,900	1,916,792
Atlassian Corp., Class AA	10,653	1,835,512
Autodesk, Inc.A	6,800	1,447,380
Microsoft Corp.	9,560	3,721,995
Monday.com Ltd.A	4,300	814,119
Oracle Corp.	19,505	2,218,693

		13,944,660

Total Information Technology		31,297,113

Materials - 3.33%

Chemicals - 2.34%
Air Products & Chemicals, Inc.	9,436	2,230,104
Axalta Coating Systems Ltd.A	53,626	1,686,001
Corteva, Inc.	40,200	2,176,026
DuPont de Nemours, Inc.	8,887	644,308
Ecolab, Inc.	7,700	1,741,355
Linde PLC	3,010	1,327,290
Olin Corp.	17,400	909,672
RPM International, Inc.	14,700	1,571,577

		12,286,333

Construction Materials - 0.95%
CRH PLC	30,813	2,385,542
Martin Marietta Materials, Inc.	4,400	2,583,108

		4,968,650

Containers & Packaging - 0.04%
International Paper Co.	6,100	213,134

Total Materials		17,468,117

Real Estate - 0.73%

Residential REITs - 0.21%
Equity LifeStyle Properties, Inc.	18,000	1,085,220

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 42.29% (continued)

Real Estate - 0.73% (continued)

Specialized REITs - 0.52%
Public Storage	3,831	$993,953
VICI Properties, Inc.	60,727	1,733,756

		2,727,709

Total Real Estate		3,812,929

Utilities - 1.56%

Electric Utilities - 0.98%
Entergy Corp.	12,564	1,340,202
Pinnacle West Capital Corp.	15,476	1,139,807
PPL Corp.	52,200	1,433,412
Xcel Energy, Inc.	23,100	1,241,163

		5,154,584

Gas Utilities - 0.31%
Atmos Energy Corp.	13,600	1,603,440

Water Utilities - 0.27%
American Water Works Co., Inc.	11,715	1,432,979

Total Utilities		8,191,003

Total Common Stocks (Cost $162,659,094)		221,718,775

	Principal Amount

CORPORATE OBLIGATIONS - 2.67%

Basic Materials - 0.03%

Chemicals - 0.03%
EIDP, Inc., 1.700%, Due 7/15/2025	$180,000	171,742

Communications - 0.23%

Media - 0.12%
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.484%, Due 10/23/2045	550,000	486,622
5.750%, Due 4/1/2048	195,000	157,060

		643,682

Telecommunications - 0.11%
AT&T, Inc.,
3.800%, Due 12/1/2057	235,000	158,812
3.650%, Due 9/15/2059	645,000	418,427

		577,239

Total Communications		1,220,921

Consumer, Cyclical - 0.24%

Airlines - 0.02%
American Airlines Pass-Through Trust, 3.150%, Due 8/15/2033, 2019 1 Series AA	97,875	86,201

Auto Manufacturers - 0.13%
Ford Motor Credit Co. LLC,
5.125%, Due 6/16/2025	245,000	242,399
4.134%, Due 8/4/2025	245,000	238,947
3.375%, Due 11/13/2025	210,000	201,591

		682,937

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 2.67% (continued)

Consumer, Cyclical - 0.24% (continued)

Entertainment - 0.09%
Warnermedia Holdings, Inc., 5.050%, Due 3/15/2042	$575,000	$460,969

Total Consumer, Cyclical		1,230,107

Consumer, Non-Cyclical - 0.04%

Commercial Services - 0.04%
Moody’s Corp., 2.550%, Due 8/18/2060	180,000	91,876
Quanta Services, Inc., 3.050%, Due 10/1/2041	190,000	128,690

		220,566

Total Consumer, Non-Cyclical		220,566

Energy - 0.29%

Oil & Gas - 0.03%
Devon Energy Corp., 7.875%, Due 9/30/2031	160,000	178,684

Pipelines - 0.26%
Energy Transfer LP,
7.500%, Due 7/1/2038	320,000	352,698
5.150%, Due 3/15/2045	205,000	176,017
6.125%, Due 12/15/2045	250,000	239,940
6.000%, Due 6/15/2048	400,000	379,041
Kinder Morgan Energy Partners LP, 5.400%, Due 9/1/2044	85,000	76,037
ONEOK Partners LP, 6.850%, Due 10/15/2037	125,000	131,196

		1,354,929

Total Energy		1,533,613

Financial - 0.58%

Banks - 0.17%
Citigroup, Inc., 1.281%, Due 11/3/2025, (Secured Overnight Financing Rate + 0.528%)D	105,000	102,465
JPMorgan Chase & Co., 1.561%, Due 12/10/2025, (Secured Overnight Financing Rate + 0.605%)D	120,000	116,882
Morgan Stanley,
0.864%, Due 10/21/2025, Series I, (Secured Overnight Financing Rate + 0.745%)D	295,000	287,861
2.484%, Due 9/16/2036, (Secured Overnight Financing Rate + 1.360%)D	145,000	111,857
State Street Corp., 2.354%, Due 11/1/2025, (Secured Overnight Financing Rate + 0.940%)D	260,000	254,975

		874,040

Insurance - 0.14%
Fidelity National Financial, Inc., 3.200%, Due 9/17/2051	145,000	88,260
Markel Group, Inc.,
5.000%, Due 5/20/2049	380,000	328,130
3.450%, Due 5/7/2052	450,000	293,820

		710,210

Investment Companies - 0.13%
Golub Capital BDC, Inc., 2.500%, Due 8/24/2026	745,000	681,500

REITS - 0.14%
Alexandria Real Estate Equities, Inc., 1.875%, Due 2/1/2033	145,000	106,486
Crown Castle, Inc., 1.050%, Due 7/15/2026	715,000	646,858

		753,344

Total Financial		3,019,094

Technology - 0.04%

Computers - 0.01%
Dell International LLC/EMC Corp., 3.450%, Due 12/15/2051	71,000	46,730

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 2.67% (continued)

Technology - 0.04% (continued)

Semiconductors - 0.03%
Entegris, Inc., 4.750%, Due 4/15/2029E	$190,000	$179,178

Total Technology		225,908

Utilities - 1.22%

Electric - 1.09%
Appalachian Power Co., 4.500%, Due 3/1/2049, Series Y	795,000	615,244
Arizona Public Service Co., 2.650%, Due 9/15/2050	105,000	59,197
Consumers Energy Co., 2.500%, Due 5/1/2060	91,000	48,155
DTE Energy Co.,
1.050%, Due 6/1/2025, Series F	275,000	261,340
5.850%, Due 6/1/2034	535,000	532,418
Duke Energy Carolinas LLC,
6.000%, Due 1/15/2038	145,000	146,365
6.050%, Due 4/15/2038	405,000	411,825
3.200%, Due 8/15/2049	175,000	115,143
Duke Energy Progress LLC, 4.150%, Due 12/1/2044	255,000	201,263
Duke Energy Progress NC Storm Funding LLC, 2.387%, Due 7/1/2039, Series A 2	715,000	559,579
Entergy Arkansas LLC, 3.350%, Due 6/15/2052	115,000	75,148
Entergy Corp., 2.800%, Due 6/15/2030	115,000	98,043
Entergy Louisiana LLC, 4.000%, Due 3/15/2033	137,000	121,929
Florida Power & Light Co., 3.950%, Due 3/1/2048	120,000	92,712
Kentucky Utilities Co., 3.300%, Due 6/1/2050	185,000	122,446
MidAmerican Energy Co., 3.650%, Due 8/1/2048	155,000	112,870
National Rural Utilities Cooperative Finance Corp.,
1.000%, Due 10/18/2024, Series D	180,000	175,720
5.450%, Due 10/30/2025	220,000	219,632
Pacific Gas & Electric Co., 5.550%, Due 5/15/2029	145,000	143,403
PacifiCorp,
4.150%, Due 2/15/2050	485,000	361,354
5.500%, Due 5/15/2054	595,000	531,700
Sempra, 3.300%, Due 4/1/2025	335,000	327,504
Vistra Operations Co. LLC, 5.125%, Due 5/13/2025E	385,000	379,136

		5,712,126

Gas - 0.13%
National Fuel Gas Co.,
3.950%, Due 9/15/2027	225,000	211,751
2.950%, Due 3/1/2031	365,000	300,399
Sempra Global, 3.250%, Due 1/15/2032E	205,000	165,108

		677,258

Total Utilities		6,389,384

Total Corporate Obligations (Cost $15,128,613)		14,011,335

FOREIGN CORPORATE OBLIGATIONS - 2.25%

Communications - 0.08%

Telecommunications - 0.08%
Rogers Communications, Inc., 4.300%, Due 2/15/2048	520,000	399,682

Consumer, Non-Cyclical - 0.43%

Agriculture - 0.18%
BAT Capital Corp.,
6.000%, Due 2/20/2034	130,000	129,221
4.540%, Due 8/15/2047	960,000	717,747
Reynolds American, Inc., 5.700%, Due 8/15/2035	135,000	129,605

		976,573

Pharmaceuticals - 0.25%
Bayer U.S. Finance II LLC, 4.250%, Due 12/15/2025E	290,000	281,745

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 2.25% (continued)

Consumer, Non-Cyclical - 0.43% (continued)

Pharmaceuticals - 0.25% (continued)
Bayer U.S. Finance LLC,
6.125%, Due 11/21/2026E	$400,000	$400,521
6.500%, Due 11/21/2033E	625,000	622,718

		1,304,984

Total Consumer, Non-Cyclical		2,281,557

Energy - 0.11%

Oil & Gas - 0.11%
BP Capital Markets PLC, 6.450%, Due 12/1/2033, (5 yr. CMT + 2.153%)D F	575,000	580,200

Financial - 1.17%

Banks - 0.92%
Barclays PLC,
2.894%, Due 11/24/2032, (1 yr. CMT + 1.300%)D	795,000	644,384
6.224%, Due 5/9/2034, (Secured Overnight Financing Rate + 2.980%)D	200,000	200,453
7.119%, Due 6/27/2034, (Secured Overnight Financing Rate + 3.570%)D	425,000	438,390
Deutsche Bank AG,
2.311%, Due 11/16/2027, (Secured Overnight Financing Rate + 1.219%)D	545,000	495,668
2.552%, Due 1/7/2028, (Secured Overnight Financing Rate + 1.318%)D	210,000	191,701
3.729%, Due 1/14/2032, (Secured Overnight Financing Rate + 2.757%)D	245,000	201,687
Intesa Sanpaolo SpA, 6.625%, Due 6/20/2033E	765,000	770,601
Macquarie Group Ltd., 2.871%, Due 1/14/2033, (Secured Overnight Financing Rate + 1.532%)D E	455,000	368,080
Mitsubishi UFJ Financial Group, Inc., 2.193%, Due 2/25/2025	180,000	174,911
NatWest Group PLC, 3.754%, Due 11/1/2029, (5 yr. CMT + 2.100%)D	840,000	828,763
Societe Generale SA, 7.132%, Due 1/19/2055, (1 yr. CMT + 2.950%)D E	510,000	487,479

		4,802,117

Diversified Financial Services - 0.15%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.300%, Due 1/30/2032	590,000	492,755
3.400%, Due 10/29/2033	355,000	288,996

		781,751

Insurance - 0.10%
Fairfax Financial Holdings Ltd., 6.350%, Due 3/22/2054E	550,000	543,426

Total Financial		6,127,294

Utilities - 0.46%

Electric - 0.46%
Electricite de France SA,
4.750%, Due 10/13/2035E	320,000	287,195
5.000%, Due 9/21/2048E	860,000	727,841
6.900%, Due 5/23/2053E	270,000	283,050
6.000%, Due 4/22/2064E	300,000	274,206
National Grid PLC, 5.809%, Due 6/12/2033	850,000	845,128

		2,417,420

Total Utilities		2,417,420

Total Foreign Corporate Obligations (Cost $11,819,743)		11,806,153

FOREIGN SOVEREIGN OBLIGATIONS - 0.39%
Israel Government International Bonds,
5.375%, Due 3/12/2029	205,000	200,644
5.500%, Due 3/12/2034	780,000	738,231

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount	Fair Value

FOREIGN SOVEREIGN OBLIGATIONS - 0.39% (continued)
Mexico Government International Bonds,
6.000%, Due 5/7/2036	$235,000	$226,538
6.400%, Due 5/7/2054	930,000	875,564

Total Foreign Sovereign Obligations (Cost $2,104,831)		2,040,977

ASSET-BACKED OBLIGATIONS - 0.86%
Ally Auto Receivables Trust, 3.310%, Due 11/15/2026, 2022 1 A3	233,360	230,231
AmeriCredit Automobile Receivables Trust,
0.340%, Due 12/18/2026, 2021 2 A3	6,885	6,867
4.380%, Due 4/18/2028, 2022 2 A3	265,000	262,711
Americredit Automobile Receivables Trust, 5.840%, Due 10/19/2026, 2023 1 A2A	173,864	173,885
BMW Vehicle Owner Trust, 3.210%, Due 8/25/2026, 2022 A A3	125,119	123,288
CarMax Auto Owner Trust, 5.500%, Due 1/16/2029, 2024 2 A3	395,000	394,745
CNH Equipment Trust, 0.400%, Due 12/15/2025, 2021 A A3	60,422	59,630
Ford Credit Auto Lease Trust, 3.230%, Due 5/15/2025, 2022 A A3	27,492	27,468
Ford Credit Auto Owner Trust, 1.530%, Due 5/15/2034, 2021 2 AE	300,000	272,130
GM Financial Automobile Leasing Trust,
1.900%, Due 3/20/2025, 2022 1 A3	1,146	1,143
4.010%, Due 9/22/2025, 2022 3 A3	157,509	156,973
5.090%, Due 3/22/2027, Series 2024-1, Class A3	130,000	129,036
GM Financial Revolving Receivables Trust, 1.170%, Due 6/12/2034, 2021 1 AE	245,000	221,475
Honda Auto Receivables Owner Trust,
1.880%, Due 5/15/2026, 2022 1 A3	238,457	233,134
4.930%, Due 11/15/2027, 2023 2 A3	315,000	312,222
John Deere Owner Trust,
2.320%, Due 9/15/2026, 2022 A A3	162,234	159,013
3.740%, Due 2/16/2027, 2022 B A3	300,000	295,424
New Economy Assets Phase 1 Sponsor LLC, 1.910%, Due 10/20/2061, 2021 1 A1E	345,000	300,518
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021 1A A2IIE	275,100	233,708
Toyota Auto Loan Extended Note Trust,
1.350%, Due 5/25/2033, 2020 1A AE	285,000	272,339
4.930%, Due 6/25/2036, 2023 1A AE	100,000	98,338
Toyota Auto Receivables Owner Trust, 1.230%, Due 6/15/2026, 2022 A A3	158,221	154,622
Volkswagen Auto Loan Enhanced Trust, 1.020%, Due 6/22/2026, 2021 1 A3	137,833	134,898
Wendy’s Funding LLC, 2.370%, Due 6/15/2051, 2021 1A A2IE	272,249	232,330

Total Asset-Backed Obligations (Cost $4,703,652)		4,486,128

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.27%
BX Commercial Mortgage Trust, 6.136%, Due 9/15/2036, 2021 VOLT A, (1 mo. USD Term SOFR + 0.814%)D E	385,000	381,150
Cold Storage Trust, 6.334%, Due 11/15/2037, 2020 ICE5 A, (1 mo. USD Term SOFR + 1.014%)D E	265,407	264,827
NRTH Mortgage Trust, 6.967%, Due 3/15/2041, Series 2024-PARK, Class A, (1 mo. USD Term SOFR + 1.641%)D E	785,000	785,491

Total Commercial Mortgage-Backed Obligations (Cost $1,433,460)		1,431,468

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 14.65%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	40,672	39,156
3.000%, Due 11/1/2032	68,444	63,846
2.500%, Due 6/1/2035	151,023	135,074
2.000%, Due 3/1/2036	497,005	431,796
2.500%, Due 9/1/2041	458,469	385,550
2.500%, Due 11/1/2041	254,310	213,651
3.500%, Due 5/1/2042	376,439	335,520
4.000%, Due 6/1/2042	739,434	674,685
3.000%, Due 4/1/2047	290,571	242,232
3.500%, Due 1/1/2048	162,087	142,846
4.000%, Due 4/1/2048	128,190	116,968

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 14.65% (continued)
Federal Home Loan Mortgage Corp., (continued)
3.000%, Due 8/1/2048	$217,858	$184,427
2.500%, Due 7/1/2050	291,153	232,675
2.500%, Due 11/1/2051	410,923	330,635
2.000%, Due 2/1/2052	727,931	555,340
2.000%, Due 3/1/2052	869,350	657,820
2.500%, Due 5/1/2052	586,681	470,991
4.000%, Due 6/1/2052	3,684,874	3,300,133
5.000%, Due 6/1/2052	141,746	134,439
4.500%, Due 10/1/2052	590,529	544,937
6.000%, Due 3/1/2053	775,878	776,101
4.500%, Due 5/1/2053	807,084	744,775
5.500%, Due 9/1/2053	802,253	784,731
6.000%, Due 10/1/2053	768,858	761,956
6.000%, Due 12/1/2053	219,477	218,185
5.500%, Due 2/1/2054	1,302,735	1,266,644
5.500%, Due 4/1/2054	1,207,957	1,173,979
6.000%, Due 4/1/2054	590,000	589,284

		15,508,376

Federal National Mortgage Association,
3.500%, Due 1/1/2028G	16,481	15,957
4.500%, Due 4/1/2034	54,467	52,761
3.000%, Due 10/1/2034	130,787	119,744
2.000%, Due 11/1/2035G	346,077	301,636
2.000%, Due 12/1/2035G	157,301	136,855
2.000%, Due 1/1/2036G	254,211	221,177
2.500%, Due 4/1/2036	276,572	245,848
3.500%, Due 6/1/2037	85,709	78,987
5.500%, Due 6/1/2038	10,154	10,083
5.000%, Due 5/1/2040	54,219	52,585
5.000%, Due 6/1/2040	43,351	42,052
2.500%, Due 11/1/2041	297,157	248,703
5.000%, Due 3/1/2042G	26,056	25,254
3.500%, Due 7/1/2043	55,677	49,936
4.000%, Due 11/1/2044G	39,710	36,397
4.000%, Due 7/1/2045	282,947	259,258
3.500%, Due 8/1/2045	28,813	25,436
3.500%, Due 5/1/2046	70,344	61,915
3.000%, Due 6/1/2046	205,469	174,835
4.000%, Due 7/1/2046	85,452	78,305
3.000%, Due 10/1/2046	159,429	135,276
3.000%, Due 11/1/2046	221,236	187,878
3.500%, Due 11/1/2046	292,571	258,966
3.000%, Due 12/1/2046G	135,342	115,036
3.500%, Due 3/1/2047	32,353	28,476
4.500%, Due 7/1/2047	15,752	14,827
4.500%, Due 8/1/2047	59,695	56,252
3.500%, Due 9/1/2047	81,364	71,920
4.000%, Due 3/1/2048	112,315	102,477
4.500%, Due 7/1/2048G	62,490	59,047
4.500%, Due 7/1/2048	42,972	40,373
4.500%, Due 3/1/2049	131,167	123,019
4.500%, Due 10/1/2049	115,490	107,933
4.000%, Due 11/1/2049	249,150	225,277
2.500%, Due 6/1/2050	251,333	200,958
2.500%, Due 8/1/2050G	268,989	216,744
2.500%, Due 8/1/2050	400,049	319,362
3.000%, Due 8/1/2050	235,090	196,968

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 14.65% (continued)
Federal National Mortgage Association, (continued)
2.500%, Due 9/1/2050	$253,507	$202,407
2.500%, Due 10/1/2050G	102,704	81,930
3.000%, Due 10/1/2050G	423,721	355,451
3.000%, Due 11/1/2050G	685,897	571,910
2.500%, Due 2/1/2051G	808,081	648,856
2.000%, Due 3/1/2051G	740,979	571,574
2.000%, Due 4/1/2051G	916,309	702,393
3.000%, Due 5/1/2051G	336,783	282,317
3.000%, Due 6/1/2051	135,948	113,086
3.500%, Due 6/1/2051G	385,770	334,744
2.000%, Due 7/1/2051G	1,301,178	991,480
3.500%, Due 7/1/2051G	707,913	620,844
2.500%, Due 10/1/2051G	357,986	286,624
2.500%, Due 11/1/2051G	393,509	313,976
3.000%, Due 11/1/2051G	483,986	400,669
2.000%, Due 1/1/2052G	1,344,540	1,028,677
2.500%, Due 2/1/2052	1,456,355	1,163,069
3.500%, Due 5/1/2052	402,087	347,330
4.000%, Due 5/1/2052G	377,022	341,238
4.000%, Due 6/1/2052	5,059,649	4,533,755
5.000%, Due 6/1/2052	797,371	766,689
4.000%, Due 9/1/2052G	287,890	258,083
4.500%, Due 10/1/2052G	517,138	480,213
5.000%, Due 11/1/2052	3,945,340	3,745,333
5.000%, Due 12/1/2052	369,864	351,107
5.500%, Due 1/1/2053	3,359,832	3,267,821
5.000%, Due 4/1/2053G	306,126	292,753
4.500%, Due 6/1/2053G	769,261	718,769
5.000%, Due 6/1/2053G	381,073	366,046
5.500%, Due 10/1/2053	790,107	767,682
5.500%, Due 1/1/2054	827,802	803,596
6.000%, Due 1/1/2054G	891,922	887,029
5.500%, Due 2/1/2054	845,306	823,477

		32,119,441

Government National Mortgage Association,
5.000%, Due 10/15/2039	43,440	42,807
3.500%, Due 9/15/2041	94,457	85,503
3.500%, Due 8/20/2047	32,635	29,133
3.500%, Due 10/20/2047	38,432	34,285
4.000%, Due 12/20/2047	73,121	67,248
4.000%, Due 1/20/2048	67,519	62,020
5.000%, Due 1/20/2050	105,448	102,423
4.500%, Due 2/20/2050	70,244	66,313
5.000%, Due 2/20/2050	34,820	33,880
2.500%, Due 4/20/2050	480,038	395,456
2.500%, Due 6/20/2051	477,788	392,458
3.000%, Due 6/20/2051	688,195	586,579
2.500%, Due 7/20/2051	614,479	504,515
3.000%, Due 8/20/2051	385,459	332,424
2.500%, Due 11/20/2051	286,090	234,816
3.000%, Due 12/20/2051	755,940	643,988
3.500%, Due 1/20/2052	290,206	256,179
4.000%, Due 3/20/2052	561,878	509,383
3.000%, Due 6/20/2052	269,628	229,541
5.500%, Due 10/20/2052	3,192,629	3,133,835
5.000%, Due 2/20/2053	2,381,371	2,281,350
5.500%, Due 2/20/2053	1,832,302	1,798,539

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 14.65% (continued)
Government National Mortgage Association, (continued)
5.000%, Due 3/20/2053	$1,931,499	$1,850,357
5.000%, Due 4/20/2053	782,446	749,397
5.500%, Due 4/20/2053	2,755,089	2,704,321
5.500%, Due 5/20/2053	2,465,693	2,420,258
3.000%, Due 6/20/2053	729,076	622,429
5.000%, Due 6/20/2053	1,165,990	1,116,302
5.500%, Due 6/20/2053	1,529,557	1,501,372
5.500%, Due 7/20/2053	787,396	772,887
5.500%, Due 9/20/2053	1,905,894	1,870,774
5.500%, Due 10/20/2053	1,992,852	1,956,131
5.500%, Due 2/20/2054	1,792,003	1,758,982

		29,145,885

Total U.S. Agency Mortgage-Backed Obligations (Cost $82,905,308)		76,773,702

U.S. TREASURY OBLIGATIONS - 12.00%
U.S. Treasury Bonds,
3.875%, Due 2/15/2043	125,000	109,102
2.875%, Due 5/15/2052	8,890,000	6,250,087
3.000%, Due 8/15/2052	38,410,000	27,707,714
U.S. Treasury Floating Rate Notes, 5.491% - 5.496%, Due 10/31/2025, (3 mo. Treasury money market yield + 0.170%)D	680,000	680,727
U.S. Treasury Notes,
1.125%, Due 2/28/2025	1,240,000	1,198,368
1.500%, Due 1/31/2027	500,000	456,523
4.000%, Due 2/29/2028	7,710,000	7,490,747
3.625%, Due 5/31/2028	1,970,000	1,885,428
1.500%, Due 2/15/2030	1,765,000	1,479,428
4.125%, Due 11/15/2032	5,940,000	5,701,240
3.500%, Due 2/15/2033	10,870,000	9,937,982

Total U.S. Treasury Obligations (Cost $67,402,154)		62,897,346

	Shares

FOREIGN COMMON STOCKS - 21.44%

Communication Services - 1.02%

Diversified Telecommunication Services - 0.34%
Orange SAC	99,164	1,102,712
Telkom Indonesia Persero Tbk. PT, ADR	33,188	645,506

		1,748,218

Interactive Media & Services - 0.36%
Autohome, Inc., ADR	18,836	484,085
Tencent Holdings Ltd.C	32,200	1,415,700

		1,899,785

Media - 0.23%
WPP PLCC	63,005	633,407
WPP PLC, ADRB	11,300	568,955

		1,202,362

Wireless Telecommunication Services - 0.09%
Vodafone Group PLC, ADR	57,200	481,052

Total Communication Services		5,331,417

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

FOREIGN COMMON STOCKS - 21.44% (continued)

Consumer Discretionary - 4.45%

Automobile Components - 0.75%
Cie Generale des Etablissements Michelin SCA, ADRB	79,600	$1,525,136
Continental AGC	18,572	1,205,315
Magna International, Inc.B	25,400	1,214,120

		3,944,571

Automobiles - 0.73%
Ferrari NVC	7,508	3,095,811
Suzuki Motor Corp.C	61,000	709,656

		3,805,467

Broadline Retail - 0.76%
Alibaba Group Holding Ltd.C	56,700	532,262
Coupang, Inc.A	71,410	1,606,725
MercadoLibre, Inc.A	1,267	1,848,173

		3,987,160

Hotels, Restaurants & Leisure - 0.74%
Amadeus IT Group SAC	8,954	568,124
Compass Group PLCC	64,822	1,801,331
Evolution ABC E	13,639	1,517,355

		3,886,810

Household Durables - 0.29%
Sony Group Corp., ADR	18,150	1,498,646

Leisure Products - 0.11%
Bandai Namco Holdings, Inc.C	29,500	553,780

Specialty Retail - 0.34%
Nitori Holdings Co. Ltd.C	5,000	668,465
Zalando SEA C E	23,589	619,403
ZOZO, Inc.C	22,900	492,919

		1,780,787

Textiles, Apparel & Luxury Goods - 0.73%
Cie Financiere Richemont SA, Class AC	5,875	812,997
Gildan Activewear, Inc.B	27,378	949,027
Li Ning Co. Ltd.C	206,500	543,868
LVMH Moet Hennessy Louis Vuitton SEC	1,917	1,543,140

		3,849,032

Total Consumer Discretionary		23,306,253

Consumer Staples - 1.43%

Beverages - 0.57%
Anheuser-Busch InBev SA, ADRB	9,900	590,634
Arca Continental SAB de CV	65,700	639,176
Carlsberg AS, Class BC	5,210	702,416
Fomento Economico Mexicano SAB de CVH	42,300	497,503
Pernod Ricard SAC	3,596	543,016

		2,972,745

Consumer Staples Distribution & Retail - 0.11%
MatsukiyoCocokara & Co.C	42,100	598,325

Personal Products - 0.75%
L’Oreal SAC	3,060	1,429,407

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

FOREIGN COMMON STOCKS - 21.44% (continued)

Consumer Staples - 1.43% (continued)

Personal Products - 0.75% (continued)
Unilever PLCC	18,439	$953,195
Unilever PLC, ADR	29,600	1,534,760

		3,917,362

Total Consumer Staples		7,488,432

Energy - 1.88%

Oil, Gas & Consumable Fuels - 1.88%
BP PLCC	148,047	957,683
Canadian Natural Resources Ltd.B	17,319	1,312,402
Cenovus Energy, Inc.	25,000	514,000
Enbridge, Inc.B	52,585	1,868,871
Reliance Industries Ltd., GDRC E	10,032	708,502
Shell PLC, ADR	19,300	1,383,038
Suncor Energy, Inc.	34,628	1,321,330
TotalEnergies SE, ADRB	24,500	1,775,515

		9,841,341

Total Energy		9,841,341

Financials - 2.68%

Banks - 1.89%
Bank Mandiri Persero Tbk. PTC	2,593,300	1,094,543
Grupo Financiero Banorte SAB de CV, Class O	102,900	1,020,666
ICICI Bank Ltd., ADR	88,380	2,433,101
KBC Group NVC	12,122	900,253
Mitsubishi UFJ Financial Group, Inc., ADR	120,650	1,200,467
Nordea Bank AbpC	49,550	576,733
NU Holdings Ltd., Class AA	130,980	1,422,443
Piraeus Financial Holdings SAA C	150,135	602,722
UniCredit SpAB C	17,669	650,026

		9,900,954

Capital Markets - 0.34%
3i Group PLCC	19,412	691,886
UBS Group AGC	42,549	1,113,193

		1,805,079

Financial Services - 0.31%
Adyen NVA C E	1,342	1,599,369

Insurance - 0.14%
AIA Group Ltd.C	101,000	740,632

Total Financials		14,046,034

Health Care - 1.97%

Health Care Equipment & Supplies - 0.46%
Alcon, Inc.	17,500	1,357,650
Siemens Healthineers AGC E	18,933	1,052,669

		2,410,319

Pharmaceuticals - 1.51%
AstraZeneca PLCC	16,090	2,422,572
Merck KGaAC	8,466	1,345,531

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

FOREIGN COMMON STOCKS - 21.44% (continued)

Health Care - 1.97% (continued)

Pharmaceuticals - 1.51% (continued)
Novo Nordisk AS, Class BC	32,188	$4,136,656

		7,904,759

Total Health Care		10,315,078

Industrials - 3.88%

Aerospace & Defense - 1.08%
BAE Systems PLCC	135,030	2,245,792
Safran SAC	9,560	2,067,186
Thales SAC	8,048	1,353,617

		5,666,595

Electrical Equipment - 0.63%
ABB Ltd.C	20,049	972,236
Contemporary Amperex Technology Co. Ltd., Class AC	16,795	470,707
Legrand SAC	8,475	871,139
Sungrow Power Supply Co. Ltd., Class AC	67,994	969,471

		3,283,553

Ground Transportation - 0.57%
Canadian Pacific Kansas City Ltd.	38,278	3,002,143

Industrial Conglomerates - 0.10%
Siemens AGC	2,729	511,921

Machinery - 0.38%
Sandvik ABB C	66,551	1,335,974
Techtronic Industries Co. Ltd.C	49,000	681,197

		2,017,171

Passenger Airlines - 0.19%
Ryanair Holdings PLC, ADR	7,249	987,314

Professional Services - 0.93%
Bureau Veritas SAC	57,462	1,667,670
RELX PLCC	46,419	1,907,890
Thomson Reuters Corp.B	8,760	1,323,115

		4,898,675

Total Industrials		20,367,372

Information Technology - 3.17%

Communications Equipment - 0.42%
Telefonaktiebolaget LM Ericsson, ADRB	434,000	2,178,680

Electronic Equipment, Instruments & Components - 0.15%
Shimadzu Corp.C	29,400	799,820

IT Services - 0.27%
Capgemini SEC	4,119	865,385
Wix.com Ltd.A	4,638	551,319

		1,416,704

Semiconductors & Semiconductor Equipment - 1.96%
ASML Holding NV	2,252	1,964,802
ASM International NVC	3,501	2,185,707
Kokusai Electric Corp.C	23,700	630,103
Renesas Electronics Corp.C	51,191	843,477
STMicroelectronics NVB C	17,775	702,559
Taiwan Semiconductor Manufacturing Co. Ltd.C	101,000	2,433,654
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	10,960	1,505,246

		10,265,548

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Fair Value

FOREIGN COMMON STOCKS - 21.44% (continued)

Information Technology - 3.17% (continued)

Software - 0.09%
SAP SEC	2,688	$486,687

Technology Hardware, Storage & Peripherals - 0.28%
Samsung Electronics Co. Ltd.C	26,625	1,473,643

Total Information Technology		16,621,082

Materials - 0.56%

Chemicals - 0.38%
Air Liquide SAC	5,776	1,130,789
Nippon Sanso Holdings Corp.C	28,500	844,867

		1,975,656

Metals & Mining - 0.18%
Rio Tinto PLCC	14,250	971,113

Total Materials		2,946,769

Real Estate - 0.08%

Real Estate Management & Development - 0.08%
ESR Group Ltd.C E	403,600	441,927

Utilities - 0.32%

Electric Utilities - 0.12%
Fortum OYJC	49,057	646,084

Gas Utilities - 0.07%
ENN Energy Holdings Ltd.C	43,700	376,009

Multi-Utilities - 0.13%
Engie SAC	38,812	674,003

Total Utilities		1,696,096

Total Foreign Common Stocks (Cost $93,487,014)		112,401,801

FOREIGN PREFERRED STOCKS - 0.44%

Consumer Staples - 0.25%

Household Products - 0.25%
Henkel AG & Co. KGaAC I	16,919	1,343,887

Financials - 0.19%

Banks - 0.19%
Itau Unibanco Holding SAI	162,800	983,208

Total Foreign Preferred Stocks (Cost $2,073,527)		2,327,095

SHORT-TERM INVESTMENTS - 2.20% (Cost $11,527,766)

Investment Companies - 2.20%
American Beacon U.S. Government Money Market Select Fund, 5.20%J K	11,527,766	11,527,766

SECURITIES LENDING COLLATERAL - 0.65% (Cost $3,387,476)

Investment Companies - 0.65%
American Beacon U.S. Government Money Market Select Fund, 5.20%J K	3,387,476	3,387,476

TOTAL INVESTMENTS - 100.11% (Cost $458,632,638)		524,810,022
LIABILITIES, NET OF OTHER ASSETS - (0.11%)		(575,720)

TOTAL NET ASSETS - 100.00%		$524,234,302

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at April 30, 2024 (Note 9).

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

C Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $79,317,341 or 15.13% of net assets.

D Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2024.

E Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $14,771,815 or 2.82% of net assets. The Fund has no right to demand registration of these securities.

F Perpetual maturity. The date shown, if any, is the next call date.

G Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

H Unit - Usually consists of one common stock and/or rights and warrants.

I A type of Preferred Stock that has no maturity date.

J The Fund is affiliated by having the same investment advisor.

K 7-day yield.

ADR - American Depositary Receipt.

BDC - Business Development Company.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

GDR - Global Depositary Receipt.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

Long Futures Contracts Open on April 30, 2024:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini Standard & Poor’s 500 Index Futures	21	June 2024	$5,373,520	$5,320,350	$(53,170)
ICE U.S. mini MSCI EAFE Index Futures	19	June 2024	2,169,886	2,154,125	(15,761)
ICE U.S. MSCI Emerging Markets EM Index Futures	18	June 2024	937,057	937,800	743

			$8,480,463	$8,412,275	$(68,188)

Index Abbreviations:
MSCI	Morgan Stanley Capital International.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.
ICE	Intercontinental Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2024, the investments were classified as described below:

Diversified Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$214,941,522	$6,777,253	$-	$221,718,775
Corporate Obligations	-	14,011,335	-	14,011,335
Foreign Corporate Obligations	-	11,806,153	-	11,806,153

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

Diversified Fund	Level 1	Level 2	Level 3	Total
Assets (continued)
Foreign Sovereign Obligations	$-	$2,040,977	$-	$2,040,977
Asset-Backed Obligations	-	4,486,128	-	4,486,128
Commercial Mortgage-Backed Obligations	-	1,431,468	-	1,431,468
U.S. Agency Mortgage-Backed Obligations	-	76,773,702	-	76,773,702
U.S. Treasury Obligations	-	62,897,346	-	62,897,346
Foreign Common Stocks	41,205,600	71,196,201	-	112,401,801
Foreign Preferred Stocks	983,208	1,343,887	-	2,327,095
Short-Term Investments	11,527,766	-	-	11,527,766
Securities Lending Collateral	3,387,476	-	-	3,387,476

Total Investments in Securities - Assets	$272,045,572	$252,764,450	$-	$524,810,022

Financial Derivative Instruments - Assets
Futures Contracts	$743	$-	$-	$743

Total Financial Derivative Instruments - Assets	$743	$-	$-	$743

Financial Derivative Instruments - Liabilities
Futures Contracts	$(68,931)	$-	$-	$(68,931)

Total Financial Derivative Instruments - Liabilities	$(68,931)	$-	$-	$(68,931)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Diversified FundSM

Statement of Assets and Liabilities

April 30, 2024 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value† §	$509,894,780
Investments in affiliated securities, at fair value‡	14,915,242
Foreign currency, at fair value^	32,906
Cash	4,530
Cash collateral held at broker for futures contracts	360,000
Dividends and interest receivable	1,788,305
Receivable for investments sold	1,692,149
Receivable for tax reclaims	241,555
Prepaid expenses	27,017

Total assets	528,956,484

Liabilities:
Payable for investments purchased	654,107
Cash due to broker for futures contracts	52,752
Management and sub-advisory fees payable (Note 2)	438,007
Transfer agent fees payable (Note 2)	4,366
Payable upon return of securities loaned (Note 9)§	3,387,476
Custody and fund accounting fees payable	24,281
Professional fees payable	80,157
Payable for prospectus and shareholder reports	11,101
Payable for variation margin from open futures contracts (Note 5)	68,086
Other liabilities	1,849

Total liabilities	4,722,182

Commitments and contingent liabilities (Note 2)

Net assets	$524,234,302

Analysis of net assets:
Paid-in-capital	$446,672,838
Total distributable earnings (deficits)A	77,561,464

Net assets	$524,234,302

Shares outstanding at no par value (unlimited shares authorized)	45,604,667
Net assets	$524,234,302
Net asset value, offering and redemption price per share	$11.50

† Cost of investments in unaffiliated securities	$443,717,396
‡ Cost of investments in affiliated securities	$14,915,242
§ Fair value of securities on loan	$10,756,146
^ Cost of foreign currency	$32,965

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon Diversified FundSM

Statement of Operations

For the period ended April 30, 2024 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$3,455,852
Dividend income from affiliated securities (Note 2)	311,593
Interest income	3,800,623
Income derived from securities lending (Note 9)	20,737
Other income	364

Total investment income	7,589,169

Expenses:
Management and sub-advisory fees (Note 2)	895,944
Transfer agent fees	9,419
Custody and fund accounting fees	66,475
Professional fees	54,454
Registration fees and expenses	56
Prospectus and shareholder report expenses	12,410
Trustee fees (Note 2)	11,137
Loan expense (Note 10)	2,190
Other expenses	25,166

Total expenses	1,077,251

Net investment income	6,511,918

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	13,799,527
Foreign currency transactions	(17,951)
Forward foreign currency contracts	(89)
Futures contracts	967,530
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	48,763,967
Foreign currency transactions	(1,884)
Futures contracts	209,417

Net gain from investments	63,720,517

Net increase in net assets resulting from operations	$70,232,435

† Foreign taxes	$171,439

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon Diversified FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$6,511,918	$11,600,464
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, and futures contracts	14,749,017	(4,456,237)
Change in net unrealized appreciation of investments in unaffiliated securities, foreign currency transactions, and futures contracts	48,971,500	12,289,412

Net increase in net assets resulting from operations	70,232,435	19,433,639

Distributions to shareholders:
Total retained earnings	(12,388,281)	(21,709,079)

Net distributions to shareholders	(12,388,281)	(21,709,079)

Capital share transactions (Note 11):
Proceeds from sales of shares	1,718,114	7,562,152
Reinvestment of dividends and distributions	12,388,280	21,709,079
Cost of shares redeemed	(16,307,084)	(33,859,680)

Net (decrease) in net assets from capital share transactions	(2,200,690)	(4,588,449)

Net increase (decrease) in net assets	55,643,464	(6,863,889)

Net assets:
Beginning of period	468,590,838	475,454,727

End of period	$524,234,302	$468,590,838

See accompanying notes

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Institutional Funds Trust (the “Trust”) is organized as a Delaware statutory trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2024, the Trust consists of one active series presented in this filing: American Beacon Diversified Fund (the “Fund”). The Fund is not registered under the Securities Act of 1933 and is not available for sale to the public.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Effective December 29, 2023, the Manager underwent a change of control, which resulted in the termination of the Fund’s previous management and investment advisory agreements. The Board of Trustees (the “Board”) approved a new Management Agreement with the Manager and new Investment Advisory Agreements among the Manager, the sub-advisors and the Trust, on behalf of the Fund, that were effective on December 29, 2023. The new Management Agreement required approval by shareholders of the Fund, and shareholders approved the Management Agreement at a shareholder meeting held on October 27, 2023.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Fund’s financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management has concluded that the ASU will not have a material impact on the Fund’s financial statements.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Tax reclaim accruals are automatically generated on accounting and custody systems at the time of the income event based on the tax databases maintained by the Fund’s custodian. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations.

Central Securities Depositories Regulation (“CSDR”)

Effective February 1, 2022, the CSDR introduced new measures for the authorization and supervision of European Union Central Security Depositories and sets out to create a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The Funds may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. At this time, the adoption management believes of CSDR will not have a material impact to the financial statements.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Fund’s Statement of Operations.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized fee of 0.10% based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily.

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Aristotle Capital Management LLC; Barrow, Hanley, Mewhinney & Strauss, LLC; Brandywine Global Investment Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management, LLC; and WCM Investment Management, LLC (“Sub-Advisors”) pursuant to which the Fund has agreed to pay annualized sub-advisory fees that are calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2024 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.10%	$261,473
Sub-Advisory Fees	0.24%	634,471

Total	0.34%	$895,944

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the period ended April 30, 2024, the Manager received securities lending fees of $2,649 for the securities lending activities of the Fund.

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Select Fund. The Fund listed below held the following shares with an April 30, 2024 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	April 30, 2024 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	April 30, 2024 Fair Value
U.S. Government Money Market Select	Direct	Diversified	$11,527,766	$-	$-	$311,593	$11,527,766
U.S. Government Money Market Select	Securities Lending	Diversified	3,387,476	-	-	N/A	3,387,476

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2024, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Diversified	$5,968	$1,644	$7,612

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. When the fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2024, the Fund did not utilize the credit facility.

Concentration of Ownership

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Fund’s outstanding shares could have a material impact on the Fund. As of April 30, 2024, based on management’s evaluation of the shareholder account base, 3 accounts have been identified as representing an unaffiliated significant ownership of approximately 90% of the Fund’s outstanding shares.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Pricers determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

With respect to the Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

American Depositary Receipts, Global Depositary Receipts, and Non-Voting Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Global Depositary Receipts (“GDRs”) are in bearer form and traded in both the U.S. and European securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Asset-Backed Securities (“ABS”)

ABS are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables, and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Fund is permitted to invest in ABS, subject to the Fund’s rating and quality requirements.

The value of an ABS is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of ABS are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the ABS’s par value. Value is also affected if any credit enhancement has been exhausted.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Fixed-Income Investments

The Fund may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as MBS and ABS, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in the Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Debt Securities

The Fund may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed-income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Fund’s investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

Foreign Securities

The Fund may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund’s rights as an investor.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2)

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity.

Restricted securities outstanding during the period ended April 30, 2024 are disclosed in the Notes to the Schedule of Investments.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, the Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Privately Issued Mortgage-Backed Securities

Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Fund may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and non-managing members (who are like limited partners)). The Fund invests in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after the Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

Variable or Floating Rate Obligations

The coupon on certain fixed-income securities in which the Fund may invest is not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money market index, LIBOR or a Treasury bill rate. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate obligations at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

As short-term interest rates decline, the coupons on floating rate securities typically decrease. Alternatively, during periods of increasing interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

5. Financial Derivative Instruments

The Fund may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Fund may have exposure to foreign currencies for investment or hedging purposes by purchasing or selling forward currency exchange contracts in non-U.S. currencies and by purchasing securities denominated in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar and affect the Fund’s investments in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

During the period ended April 30, 2024, the Fund entered into forward foreign currency contracts primarily for hedging foreign currency fluctuations.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. A Treasury futures contract is a contract for the future delivery of a U.S. Treasury security. An equity index futures contract is based on the value of an underlying index. The Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in the Fund. The Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures

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Notes to Financial Statements

April 30, 2024 (Unaudited)

contracts also include that there may be an imperfect correlation between the changes in market value of the prices of futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended April 30, 2024, the Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2024
Diversified	58

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of April 30, 2024:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$743	$743

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$(68,931)	$(68,931)

The effect of financial derivative instruments on the Statement of Operations as of April 30, 2024:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$(89)	$-	$-	$-	$(89)
Futures contracts	-	-	-	-	967,530	967,530

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	209,417	$209,417

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Master Agreements

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2024.

Offsetting of Financial and Derivative Assets as of April 30, 2024:
	Assets	Liabilities
Futures Contracts(1)	$743	$68,931

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$743	$68,931

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(743)	$(68,931)

	Remaining Contractual Maturity of the Agreements As of April 30, 2024
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$3,387,476	$-	$-	$-	$3,387,476

Total Borrowings	$3,387,476	$-	$-	$-	$3,387,476

Gross amount of recognized liabilities for securities lending transactions					$3,387,476

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

6. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities are subject to market risks for fixed-income securities which include, but are not limited to, interest rate risk, prepayment risk and extension risk. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS and ABS securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Because prepayments increase when interest rates fall, the prices of MBS and ABS do not increase as much as other fixed-income securities when interest rates fall. When interest rates rise, borrowers are less likely to prepay their mortgage and other loans. A decreased rate of prepayments lengthens the expected maturity of MBS and ABS. Therefore, the prices of MBS and ABS may decrease more than prices of other fixed-income securities when interest rates rise. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. Rising interest rates also may increase the risk of default by borrowers. As a result, in a period of rising interest rates, the Fund that holds these types of securities, may experience additional volatility and losses. A decline in the credit quality of and defaults by the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses

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Notes to Financial Statements

April 30, 2024 (Unaudited)

to the Fund. In addition, certain asset-backed and mortgage related securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

Counterparty Risk

The Fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. The strategies utilized by the sub-advisors require accurate and detailed credit analysis of issuers and there can be no assurance that its analysis will be accurate or complete. The Fund may be subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio.

Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit performance of such securities. Rating agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured securities have been subject to substantial losses as the economic assumptions on which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and may make it difficult for the Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since the Fund can invest significantly in high yield investments that are considered speculative in nature, this risk may be substantial. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of the Fund’s securities, could affect the Fund’s performance.

Currency Risk

The Fund may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling foreign currency futures contracts and forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Fund may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Fund may choose to not hedge its currency risks.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Equity Investments Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in

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Notes to Financial Statements

April 30, 2024 (Unaudited)

emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act, including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Fund believes is its fair market value. In addition, transaction costs may be higher for restricted securities and the Fund may receive only limited information regarding the issuer of a restricted security. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. The prices of fixed-income securities or derivatives are also affected by their durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. Interest rates are currently at or near historic lows, and some investments may have negative interest rates. To the extent the Fund holds an investment with a negative interest rate to maturity, the Fund may generate a negative return on that investment. Conversely, in the future, interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund.

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Notes to Financial Statements

April 30, 2024 (Unaudited)

Liquidity Risk

When there is little or no active trading market for a specific type of security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by the Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Fund at such times may have a significant adverse effect on the Fund’s NAV per share and remaining Fund shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. The Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Mortgage-Backed and Mortgage Related Securities Risk

Investments in mortgage-backed and mortgage-related securities are influenced by the factors affecting the mortgages underlying the securities or the housing market. Investments in mortgage-backed and mortgage-related securities also are subject to market risks for fixed-income securities, which include, but are not limited to, credit risk, interest rate risk, prepayment risk, extension risk, callable securities risk, and valuation risk. A decline in the credit quality of the issuers of mortgage-backed and mortgage-related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. These securities are also subject to the risk of default on the underlying mortgages, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in allocating the Fund’s assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-advisor manages its allocated portion of the Fund independently from another sub-advisor, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Fund’s holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Fund. Because each sub-advisor directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other sub-advisors, the Fund may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Fund’s assets among the Fund’s sub-advisors in a manner that it believes is consistent with achieving the Fund’s investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Fund’s assets among sub-advisors, due to factors that could impact the Manager’s revenues and profits.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Fund’s investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of ABS, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential

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Notes to Financial Statements

April 30, 2024 (Unaudited)

for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only the prices but can also change the income flows and repayment assumptions about those investments. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems.

Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; and the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Redemption Risk

The Fund may experience periods of high levels of redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create net capital gains, which could cause the Fund to have to distribute substantial capital gains. Redemption risk is heightened during periods of declining or illiquid markets. During periods of heavy redemptions, the Fund may borrow funds through the interfund credit facility or from a bank line of credit, which may increase costs. A rise in interest rates or other market developments may cause investors to move out of fixed-income securities on a large scale. Heavy redemptions could hurt the Fund’s performance.

Securities Lending Risk

The Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of the Fund’s securities provide collateral either in the form of cash, which the Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. The Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of the Fund’s collateral is inadequate. Although the Fund’s securities lending agent may indemnify the Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to the Fund. Investments in government-sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association (‘‘Ginnie Mae’’); (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of Fannie Mae and Freddie Mac or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, to the extent the Fund held securities of such issuers, it might not be able to recover its

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

investment from the U.S. Government. U.S. government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.

Valuation Risk

This is the risk that the Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value certain investments, the Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before the Fund determines its NAV. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents.

Variable and Floating Rate Securities Risk

The coupons on certain fixed-income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, Secured Overnight Financing Rate (“SOFR”), LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2023 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2024, the tax cost for the Fund and its respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Diversified	$462,088,733	$86,018,369	$(23,307,807)	$62,710,562

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of October 31, 2023, the Fund had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Diversified	$2,786,999	$1,813,112

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2024 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Diversified	$80,264,600	$57,267,131	$100,089,986	$39,462,872

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2024 were as follows:

Fund	Type of Transaction	October 31, 2023 Shares/Fair Value	Purchases	Sales	April 30, 2024 Shares/Fair Value
Diversified	Direct	$14,675,407	$93,555,193	$96,702,834	$11,527,766
Diversified	Securities Lending	2,726,058	37,568,707	36,907,289	3,387,476

9. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2024, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Diversified	$10,756,146	$3,387,476	$8,003,338	$11,390,814

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10. Borrowing Arrangements

Effective November 10, 2023 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 8, 2024, unless extended by the Bank or

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2024 (Unaudited)

terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 9, 2023.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 9, 2023.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2024, the Fund did not utilize these facilities.

11. Capital Share Transactions

The table below summarizes the activity in capital shares for the Fund Shares:

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	(unaudited)
Diversified Fund	Shares	Amount	Shares	Amount
Shares sold	150,197	$1,718,114	696,322	$7,562,152
Reinvestment of dividends	1,102,160	12,388,280	2,124,176	21,709,079
Shares redeemed	(1,434,425)	(16,307,084)	(3,154,393)	(33,859,680)

Net (decrease) in shares outstanding	(182,068)	$(2,200,690)	(333,895)	$(4,588,449)

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

American Beacon Diversified FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020A	2019

	(unaudited)
Net asset value, beginning of period	$10.23		$10.31	$13.25	$10.56	$10.88	$10.49

Income from investment operations:
Net investment income	0.15		0.25	0.18	0.16	0.20	0.28
Net gains (losses) on investments (both realized and unrealized)	1.39		0.15	(2.01)	2.95	(0.08)	0.74

Total income (loss) from investment operations	1.54		0.40	(1.83)	3.11	0.12	1.02

Less distributions:
Dividends from net investment income	(0.27)		(0.19)	(0.17)	(0.19)	(0.28)	(0.25)
Distributions from net realized gains	-		(0.29)	(0.94)	(0.23)	(0.16)	(0.38)

Total distributions	(0.27)		(0.48)	(1.11)	(0.42)	(0.44)	(0.63)

Net asset value, end of period	$11.50		$10.23	$10.31	$13.25	$10.56	$10.88

Total returnB	15.15	%C	3.84%	(15.05)%	30.04%	1.04%	10.77%

Ratios and supplemental data:
Net assets, end of period	$524,234,302		$468,590,838	$475,454,727	$589,868,075	$486,686,449	$539,832,159
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.42	%D	0.41%	0.41%	0.39%	0.40%	0.37%
Expenses, net of reimbursements and/or recoupments	0.42	%D	0.41%	0.41%	0.39%	0.40%	0.37%
Net investment income, before expense reimbursements and/or recoupments	2.51	%D	2.33%	1.50%	1.23%	1.82%	2.50%
Net investment income, net of reimbursements and/or recoupments	2.51	%D	2.33%	1.50%	1.23%	1.82%	2.50%
Portfolio turnover rate	27	%C	59%	47%	41%	74%	76%

A	On March 9, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On March 10, 2020, WCM Investment Management LLC began managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

Delivery of Documents

To obtain more information about the Fund:

By E-mail:
american_beacon.funds@ambeacon.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Institutional Funds Trust or American Beacon Diversified Fund P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, which is available free of charge by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS,Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts

This report is prepared for shareholders of the American Beacon Diversified Fund and may be distributed to others only if preceded or accompanied by a current Private Placement Memorandum.

American Beacon Institutional Funds Trust and American Beacon Diversified Fund are service marks of American Beacon Advisors, Inc.

SAR 04/24

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13.	EXHIBITS.

(a)(1) Not Applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Institutional Funds Trust

By	/s/ Gregory Stumm
Gregory Stumm
President
American Beacon Institutional Funds Trust
Date: July 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gregory Stumm	By	/s/ Sonia L. Bates
	Gregory Stumm		Sonia L. Bates
	President		Chief Accounting Officer and Treasurer
	American Beacon Institutional Funds Trust		American Beacon Institutional Funds Trust
	Date: July 2, 2024		July 2, 2024